INVENTORIES (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Inventory [Line Items]
Raw Materials	$ 225,735	$ 119,985	$ 0
Work in Progress	5,707	108,264	0
Finished Goods	0	0
Inventory, Net	$ 231,442	$ 228,249	$ 0